Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	$ 11,701
2013	6,766
2014	2,924
2015	2,601
2016	609
Operating Leases, Future Minimum Payments Due, Total	$ 24,601